Vista Outdoor Inc. - 10-K Commitments and Contingencies (Narrative) (Details) - Vista Outdoor Inc. - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Loss Contingencies [Line Items]
Commitments for minimum lease payments under non-cancelable operating leases	$ 169,681	$ 176,314
Remaining minimum amount committed		146,733
Letters of credit outstanding, amount	13,956	14,612
Liability for environmental remediation	$ 505	$ 280	$ 717